Variable Interest Entities (Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 06, 2010	Jul. 26, 2010	Nov. 28, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 08, 2014
Variable Interest Entity [Line Items]
Contractual agreement, renewable term			25 years
Total amount of ordinary shares					$ 41,250
Sino Power [Member] | ZhiShui Yuan [Member]
Variable Interest Entity [Line Items]
Acquisition of additional ownership interest							100.00%
Variable Interest Entity Primary Beneficiary [Member] | Beijing Satellite Science And Technology Company Limited [Member]
Variable Interest Entity [Line Items]
Contractual agreement, renewable term		25 years
Consideration paid	$ 3,800,000
Payment in cash	$ 1,447,000
Payment in ordinary shares	260,000
Ordinary shares, market value per share	$ 9.05
Total amount of ordinary shares	$ 2,353,000
Exclusive Technical and Consulting Service Agreement, percentage of profit turn in	90.00%